Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 16,630	$ 14,742	$ 17,972	$ 10,951	$ 4,223
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,380	3,009	4,264	3,483	2,907
Stock-based compensation expense	2,362	742	1,130	331	245
Deferred taxes		1,463	2,230	561	679
Excess tax benefit from stock-based compensation	(2,635)		(657)
Loss on impairment of foreign subsidiary assets				773
Loss (gain) on disposal of property and equipment		(11)	(10)	26	84
Changes in operating assets and liabilities:
Accounts receivable	(3,777)	(4,423)	(3,457)	(2,993)	920
Inventories	(513)	(1,252)	(2,195)	(537)	(44)
Prepaid expenses and other	(256)	(93)	(591)	(801)	34
Income taxes	2,350	524	37	(104)	82
Accounts payable	(312)	941	1,545	1,148	(462)
Accrued liabilities and other	1,032	3,693	3,267	1,174	(273)
Net cash provided by operating activities	19,261	19,335	23,535	14,012	8,395
Investing activities
Proceeds from sale of property and equipment				30	61
Purchases of property and equipment	(14,435)	(10,083)	(19,003)	(7,069)	(5,086)
Purchases of marketable securities	(61,395)			(1,504)	(5,750)
Proceeds from sale of marketable securities	10,290	500	500	2,502	6,002
Net cash used in investing activities	(65,540)	(9,583)	(18,503)	(6,041)	(4,773)
Financing activities
Proceeds from initial public offering, net of offering costs	71,530
Proceeds from issuance of debt				417	1,015
Payments on debt	(289)	(3,955)	(4,049)	(4,702)	(4,457)
Proceeds from exercises of warrants and stock options	728	547	547	56	35
Excess tax benefit from stock-based compensation	2,635		657
Net cash provided by (used in) financing activities	74,604	(3,408)	(2,845)	(4,229)	(3,407)
Effect of exchange rate changes on cash and cash equivalents	(170)	(92)	(153)	(344)	(170)
Net increase in cash and cash equivalents	28,155	6,252	2,034	3,398	45
Cash and cash equivalents, beginning of period	8,135	6,101	6,101	2,703	2,658
Cash and cash equivalents, end of period	36,290	12,353	8,135	6,101	2,703
Supplemental cash flow disclosure
Cash paid for interest	50	124	140	256	347
Cash paid for taxes	$ 6,018	$ 4,043	$ 5,358	$ 4,663	$ 2,338